As filed with the Securities and Exchange Commission on July 12, 2016

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2015 – May 31, 2016

ITEM 1. REPORT TO STOCKHOLDERS.

EXCEED DEFINED SHIELD INDEX FUND

SEMI-ANNUAL REPORT

MAY 31, 2016
(Unaudited)

EXCEED INVESTMENTS

EXCEED DEFINED SHIELD INDEX FUND SCHEDULE OF INVESTMENTS MAY 31, 2016

Principal	Security Description	Rate	Maturity	Value
Corporate Non-Convertible Bonds (a) - 90.4%
Consumer Discretionary - 4.6%
$209,000	AutoZone, Inc.	6.95%	06/15/16	$209,409
125,000	AutoZone, Inc.	1.30	01/13/17	125,193
145,000	Comcast Cable Communications, LLC	8.88	05/01/17	155,396
100,000	McDonald's Corp.	5.35	03/01/18	106,994
450,000	Walgreens Boots Alliance, Inc.	1.75	11/17/17	452,139
				1,049,131
Consumer Staples - 9.4%
250,000	Amgen, Inc.	2.30	06/15/16	250,148
100,000	Anheuser-Busch InBev Worldwide, Inc.	1.38	07/15/17	100,273
342,000	Kraft Heinz Foods Co.	2.25	06/05/17	345,376
600,000	Philip Morris International, Inc.	5.65	05/16/18	651,671
400,000	SABMiller Holdings, Inc. (b)	2.45	01/15/17	403,266
262,000	Teva Pharmaceutical Finance Co. BV	2.40	11/10/16	263,471
100,000	The Coca-Cola Co.	1.65	03/14/18	101,152
				2,115,357
Energy - 4.5%
600,000	Chevron Corp.	1.34	11/09/17	601,746
380,000	ConocoPhillips	5.75	02/01/19	414,667
				1,016,413
Financial - 36.8%
525,000	Air Lease Corp.	5.63	04/01/17	541,278
145,000	American Express Co.	6.15	08/28/17	153,260
200,000	American Express Co.	7.00	03/19/18	218,722
210,000	American Honda Finance Corp., MTN (c)	0.81	09/02/16	210,076
300,000	Bank of America Corp.	5.42	03/15/17	309,335
200,000	Bank of America Corp.	2.00	01/11/18	200,849
100,000	BB&T Corp.	4.90	06/30/17	103,791
200,000	BlackRock, Inc.	6.25	09/15/17	212,968
300,000	Citigroup, Inc.	1.55	08/14/17	300,277
222,000	Citigroup, Inc.	2.05	12/07/18	223,086
400,000	Daimler Finance North America, LLC (b)	1.38	08/01/17	399,781
300,000	Ford Motor Credit Co., LLC	6.63	08/15/17	317,568
200,000	Ford Motor Credit Co., LLC	2.94	01/08/19	204,350
200,000	HSBC USA, Inc.	2.00	08/07/18	200,694
450,000	Intercontinental Exchange, Inc.	2.50	10/15/18	460,740
Principal	Security Description	Rate	Maturity	Value
$200,000	John Deere Capital Corp., MTN	2.25%	06/07/16	$200,036
200,000	KeyBank NA	1.70	06/01/18	200,281
200,000	MetLife, Inc.	1.76	12/15/17	201,291
200,000	Metropolitan Life Global Funding I (b)	1.95	12/03/18	201,576
400,000	Morgan Stanley	7.30	05/13/19	445,807
145,000	National City Bank BKNT	5.80	06/07/17	151,056
200,000	NYSE Holdings, LLC	2.00	10/05/17	201,695
500,000	PNC Bank NA	1.13	01/27/17	500,715
400,000	Pricoa Global Funding	1.35	08/18/17	400,456
100,000	The Bank of New York Mellon Corp. (d)	1.97	06/20/17	100,953
500,000	The Bear Stearns Cos., LLC	7.25	02/01/18	545,158
445,000	The Goldman Sachs Group, Inc.	2.90	07/19/18	454,946
200,000	Toyota Motor Credit Corp.	1.55	07/13/18	201,412
199,000	Wachovia Corp.	5.63	10/15/16	202,452
200,000	Wachovia Corp.	5.75	06/15/17	209,096
				8,273,705
Healthcare - 6.5%
200,000	AbbVie, Inc.	1.80	05/14/18	200,492
400,000	Becton Dickinson and Co.	1.80	12/15/17	401,825
350,000	Gilead Sciences, Inc.	1.85	09/04/18	354,306
100,000	Merck & Co., Inc.	1.10	01/31/18	100,277
200,000	UnitedHealth Group, Inc.	6.00	06/15/17	209,774
200,000	UnitedHealth Group, Inc.	1.40	10/15/17	200,423
				1,467,097
Industrial - 8.7%
100,000	3M Co.	1.38	08/07/18	100,624
100,000	CSX Corp.	5.60	05/01/17	104,075
300,000	CSX Corp.	6.25	03/15/18	324,258
700,000	Lockheed Martin Corp.	1.85	11/23/18	706,807
200,000	United Technologies Corp.	1.80	06/01/17	201,582
512,000	United Technologies Corp. (d)	1.78	05/04/18	514,365
				1,951,711
Technology - 7.8%
200,000	Apple, Inc.	1.00	05/03/18	199,795
600,000	Cisco Systems, Inc.	1.65	06/15/18	606,485
100,000	Intel Corp.	1.35	12/15/17	100,303
600,000	International Business Machines Corp.	7.63	10/15/18	684,741
150,000	Oracle Corp.	5.75	04/15/18	162,512
				1,753,836

See Notes to Financial Statements.	1

EXCEED DEFINED SHIELD INDEX FUND SCHEDULE OF INVESTMENTS MAY 31, 2016

Principal	Security Description	Rate	Maturity	Value
Telecommunication Services - 3.2%
$400,000	AT&T, Inc.	2.40%	03/15/17	$404,014
100,000	Verizon Communications, Inc.	1.35	06/09/17	100,196
200,000	Verizon Communications, Inc.	3.65	09/14/18	210,136
				714,346
Utilities - 8.9%
200,000	Appalachian Power Co., Series K	5.00	06/01/17	207,041
200,000	Berkshire Hathaway Energy Co.	5.75	04/01/18	215,497
400,000	Duke Energy Corp.	2.15	11/15/16	402,300
300,000	NextEra Energy Capital Holdings, Inc.	1.59	06/01/17	300,451
100,000	NextEra Energy Capital Holdings, Inc.	2.06	09/01/17	100,595
250,000	Ohio Power Co.	6.05	05/01/18	269,158
100,000	The Southern Co.	1.30	08/15/17	99,958
400,000	The Southern Co.	2.45	09/01/18	407,467
				2,002,467
Total Corporate Non-Convertible Bonds (Cost $20,258,822)				20,344,063
Shares	Security Description	Value
Money Market Fund - 13.4%
3,017,754	Invesco STIC Prime Portfolio, Institutional Class, 0.21% (c) (Cost $3,017,754)	3,017,754
Contracts	Security Description	Strike Price	Exp. Date	Value
Purchased Options - 7.9%
Call Options Purchased - 6.0%
128	SPDR S&P 500 ETF	$213.00	08/16	38,912
139	SPDR S&P 500 ETF	212.00	08/16	49,414
242	SPDR S&P 500 ETF	210.00	12/16	202,191
34	SPDR S&P 500 ETF	205.00	12/16	39,066
107	SPDR S&P 500 ETF	195.00	03/17	219,885
160	SPDR S&P 500 ETF	190.00	03/17	390,400
27	SPDR S&P 500 ETF	210.00	06/17	33,602
245	SPDR S&P 500 ETF	205.00	06/17	379,015
Total Call Options Purchased (Premiums Paid $1,056,110)				1,352,485
Put Options Purchased - 1.9%
211	SPDR S&P 500 ETF	188.00	08/16	25,531
56	SPDR S&P 500 ETF	187.00	08/16	6,440
Contracts	Security Description	Strike Price	Exp. Date	Value
29	SPDR S&P 500 ETF	$185.00	12/16	$11,339
247	SPDR S&P 500 ETF	$183.00	12/16	89,661
5	SPDR S&P 500 ETF	$175.00	03/17	2,133
262	SPDR S&P 500 ETF	$170.00	03/17	95,368
8	SPDR S&P 500 ETF	$185.00	06/17	6,276
263	SPDR S&P 500 ETF	$180.00	06/17	179,366
Total Put Options Purchased (Premiums Paid $737,073)	416,114
Total Purchased Options (Premiums Paid $1,793,183)	1,768,599
Total Investments - 111.7% (Cost $25,069,759)*	25,130, 416
Total Written Options - (5.5)% (Premiums Received $(1,886,887))*	(1,242,050)
Other Assets & Liabilities, Net – (6.2)%	(1,389,934)
Net Assets – 100.0%	$22,498,432

See Notes to Financial Statements.	2

EXCEED DEFINED SHIELD INDEX FUND SCHEDULE OF CALL AND PUT OPTIONS WRITTEN MAY 31, 2016

Contracts	Security Description	Strike Price	Exp. Date	Value
Written Options - (5.5)%
Call Options Written - (0.9)%
(15)	SPDR S&P 500 ETF	$240.00	06/16	$(15)
(78)	SPDR S&P 500 ETF	235.00	06/16	(78)
(39)	SPDR S&P 500 ETF	245.00	07/16	(39)
(12)	SPDR S&P 500 ETF	240.00	07/16	(12)
(75)	SPDR S&P 500 ETF	245.00	09/16	(150)
(22)	SPDR S&P 500 ETF	240.00	09/16	(77)
(248)	SPDR S&P 500 ETF	240.00	12/16	(3,968)
(28)	SPDR S&P 500 ETF	235.00	12/16	(980)
(43)	SPDR S&P 500 ETF	225.00	03/17	(15,007)
(224)	SPDR S&P 500 ETF	220.00	03/17	(120,064)
(72)	SPDR S&P 500 ETF	240.00	06/17	(10,008)
(200)	SPDR S&P 500 ETF	235.00	06/17	(46,400)
Total Call Options Written (Premiums Received $(183,974))				(196,798)
Put Options Written - (4.6)%
(128)	SPDR S&P 500 ETF	213.00	08/16	(89,344)
(139)	SPDR S&P 500 ETF	212.00	08/16	(90,072)
(242)	SPDR S&P 500 ETF	210.00	12/16	(257,488)
(34)	SPDR S&P 500 ETF	205.00	12/16	(29,478)
(107)	SPDR S&P 500 ETF	195.00	03/17	(87,686)
(160)	SPDR S&P 500 ETF	190.00	03/17	(111,600)
(27)	SPDR S&P 500 ETF	210.00	06/17	(42,620)
(244)	SPDR S&P 500 ETF	205.00	06/17	(336,964)
Total Put Options Written (Premiums Received $(1,702,913))				(1,045,252)
Total Written Options - (5.5)% (Premiums Received $(1,886,887))				$(1,242,050)

See Notes to Financial Statements.	3

EXCEED DEFINED SHIELD INDEX FUND NOTES TO SCHEDULES OF INVESTMENTS AND CALL AND PUT OPTIONS WRITTEN MAY 31, 2016

BKNT	Bank Note
ETF	Exchange Traded Fund
LLC	Limited Liability Company
MTN	Medium Term Note
(a)	All or a portion of these securities are pledged as collateral for written options.
(b)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $1,004,623 or 4.5% of net assets.
(c)	Variable rate security. Rate presented is as of May 31, 2016.
(d)	Debt obligation initially issued at one coupon rate which converts to higher coupon rate at a specified date. Rate presented is as of May 31, 2016.

*  Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$1,094,610
Gross Unrealized Depreciation	(389,116)
Net Unrealized Appreciation	$705,494

The following is a summary of the inputs used to value the Fund's investments as of May 31, 2016.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.

Level 1	Level 2	Level 3	Total
Assets
Investments At Value
Corporate Non-Convertible Bonds	$-	$20,344,063	$-	$20,344,063
Money Market Fund	-	3,017,754	-	3,017,754
Purchased Options	1,045,717	722,882	-	1,768,599
Total Investments At Value	$1,045,717	$24,084,699	$-	$25,130,416
Total Assets	$1,045,717	$24,084,699	$-	$25,130,416
Liabilities
Other Financial Instruments**
Written Options	$(775,872)	$(466,178)	$-	$(1,242,050)
Total Other Financial Instruments**	$(775,872)	$(466,178)	$-	$(1,242,050)
Total Liabilities	$(775,872)	$(466,178)	$-	$(1,242,050)

**Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as written options, which are valued at their market value at period end.
The Fund utilizes the end of period methodology when determining transfers. As of May 31, 2016, there was $172,635 transferred from Level 1 to Level 2 and $(4,948) transferred from Level 2 to Level 1 due to securities using a quoted price versus the mean between bid and ask quotations.

PORTFOLIO HOLDINGS
% of Net Assets
Corporate Non-Convertible Bonds	90.4%
Money Market Fund	13.4%
Purchased Options	7.9%
Written Options	(5.5)%
Other Assets & Liabilities, Net	(6.2)%
100.0%

See Notes to Financial Statements.	4

EXCEED DEFINED SHIELD INDEX FUND STATEMENT OF ASSETS AND LIABILITIES MAY 31, 2016

ASSETS
Total investments, at value (Cost $25,069,759)	$25,130,416
Receivables:
Fund shares sold	59,563
Investment securities sold	27,574
Dividends and interest	148,770
From investment advisor	37,498
Prepaid expenses	19,053
Deferred offering costs	5,148
Total Assets	25,428,022

LIABILITIES
Call options written, at value (Premiums received $183,974)	196,798
Put options written, at value (Premiums received $1,702,913)	1,045,252
Payables:
Investment securities purchased	1,494,507
Fund shares redeemed	4,665
Due to custodian	165,061
Accrued Liabilities:
Trustees' fees and expenses	606
Fund services fees	21,822
Other expenses	879
Total Liabilities	2,929,590

NET ASSETS	$22,498,432

COMPONENTS OF NET ASSETS
Paid-in capital	$21,920,440
Undistributed net investment income	24,554
Accumulated net realized loss	(152,056)
Net unrealized appreciation	705,494
NET ASSETS	$22,498,432

SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)
Investor Shares	1,207,894
Institutional Shares	1,094,210

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE*
Investor Shares (based on net assets of $11,789,687)	$9.76
Institutional Shares (based on net assets of $10,708,745)	$9.79
*	Shares redeemed or exchanged within 30 days of purchase are charged a 1.00% redemption fee.

See Notes to Financial Statements.	5

EXCEED DEFINED SHIELD INDEX FUND STATEMENT OF OPERATIONS SIX MONTHS ENDED MAY 31, 2016

INVESTMENT INCOME
Dividend income .	$13,020
Interest income	126,956
Total Investment Income	139,976

EXPENSES
Investment advisor fees	80,186
Fund services fees	114,024
Transfer agent fees:
Investor Shares	639
Institutional Shares	3,357
Distribution fees:
Investor Shares	8,507
Custodian fees	8,290
Registration fees:
Investor Shares	8,794
Institutional Shares	8,179
Professional fees	24,569
Trustees' fees and expenses	3,471
Offering costs:
Investor Shares	11,029
Institutional Shares	17,913
Miscellaneous expenses	20,557
Total Expenses	309,515
Fees waived and expenses reimbursed	(194,093)
Net Expenses	115,422

NET INVESTMENT INCOME	24,554

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	(922,527)
Written options	776,564
Net realized loss	(145,963)
Net change in unrealized appreciation (depreciation) on:
Investments	145,064
Written options	531,522
Net change in unrealized appreciation (depreciation)	676,586
NET REALIZED AND UNREALIZED GAIN	530,623
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$555,177

See Notes to Financial Statements.	6

EXCEED DEFINED SHIELD INDEX FUND STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended May 31, 2016	April 14, 2015* through November 30, 2015
OPERATIONS
Net investment income (loss)	$24,554	$(4,833)
Net realized gain (loss)	(145,963)	11,230
Net change in unrealized appreciation (depreciation)	676,586	28,908
Increase in Net Assets Resulting from Operations	555,177	35,305

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain:
Investor Shares	(3,114)	-
Institutional Shares	(9,376)	-
Total Distributions to Shareholders	(12,490)	-

CAPITAL SHARE TRANSACTIONS
Sale of shares:
Investor Shares	11,211,625	2,851,397
Institutional Shares	10,671,773	6,655,459
Reinvestment of distributions:
Investor Shares	2,774	-
Institutional Shares	8,672	-
Redemption of shares:
Investor Shares	(2,488,649)	(157,187)
Institutional Shares	(6,287,885)	(560,344)
Redemption fees	11,530	1,275
Increase in Net Assets from Capital Share Transactions	13,129,840	8,790,600
Increase in Net Assets	13,672,527	8,825,905

NET ASSETS
Beginning of Period	8,825,905	-
End of Period (Including line (a))	$22,498,432	$8,825,905

SHARE TRANSACTIONS
Sale of shares:
Investor Shares	1,193,898	288,388
Institutional Shares	1,136,495	670,256
Reinvestment of distributions:
Investor Shares	284	-
Institutional Shares	886	-
Redemption of shares:
Investor Shares	(258,840)	(15,836)
Institutional Shares	(656,512)	(56,915)
Increase in Shares	1,416,211	885,893

(a) Undistributed net investment income	$24,554	$-
* Commencement of operations.

See Notes to Financial Statements.	7

EXCEED DEFINED SHIELD INDEX FUND FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a share outstanding throughout each period.

	For the Six Months Ended May 31, 2016	April 14, 2015 (a) through November 30, 2015
INVESTOR SHARES
NET ASSET VALUE, Beginning of Period	$9.95		$10.00
INVESTMENT OPERATIONS
Net investment income (loss) (b)	0.01		(0.02)
Net realized and unrealized gain (loss)	(0.20	)(c)	(0.03	)(c)
Total from Investment Operations	(0.19)		(0.05)
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain	(0.01)		—
REDEMPTION FEES (b)	0.01		—	(d)
NET ASSET VALUE, End of Period	$9.76		$9.95
TOTAL RETURN	(1.79	)%(e)	(0.50	)%(e)
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted)	$11,790		$2,712
Ratios to Average Net Assets:
Net investment income (loss)	0.14	%(f)	(0.30	)%(f)
Net expenses	1.45	%(f)	1.48	%(f)
Interest expense	0.00	%(f)	0.03	%(f)
Net expenses without interest expense	1.45	%(f)	1.45	%(f)
Gross expenses (g)	3.66	%(f)	10.32	%(f)
PORTFOLIO TURNOVER RATE	99	%(e)	41	%(e)
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of Period	$9.97		$10.00
INVESTMENT OPERATIONS
Net investment income (b)	0.02		—	(d)
Net realized and unrealized gain (loss)	(0.20	)(c)	(0.03	)(c)
Total from Investment Operations	(0.18)		(0.03)
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain	(0.01)		—
REDEMPTION FEES (b)	0.01		—	(d)
NET ASSET VALUE, End of Period	$9.79		$9.97
TOTAL RETURN	(1.69	)%(e)	(0.30	)%(e)
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted)	$10,709		$6,114
Ratios to Average Net Assets:
Net investment income (loss)	0.36	%(f)	(0.06	)%(f)
Net expenses	1.20	%(f)	1.23	%(f)
Interest expense	0.00	%(f)	0.03	%(f)
Net expenses without interest expense	1.20	%(f)	1.20	%(f)
Gross expenses (g)	3.36	%(f)	8.59	%(f)
PORTFOLIO TURNOVER RATE	99	%(e)	41	%(e)

(a)		Commencement of operations.
(b)		Calculated based on average shares outstanding during each period.
(c)
Per share amount does not reflect the actual net realized and unrealized gain/(loss) for the period due to the timing of Fund share sales and the amount of per share realized and unrealized gains and losses at such time.

(d)		Less than $0.01 per share.
(e)		Not annualized.
(f)		Annualized.
(g)		Reflects the expense ratio excluding any waivers and/or reimbursements.

See Notes to Financial Statements.	8

EXCEED DEFINED SHIELD INDEX FUND NOTES TO FINANCIAL STATEMENTS MAY 31, 2016

Note 1. Organization
The Exceed Defined Shield Index Fund (the "Fund") is a non-diversified portfolio of Forum Funds (the "Trust"). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940 (the "Act"), as amended. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund's shares of beneficial interest without par value. The Fund currently offers two classes of shares: Investor Shares and Institutional Shares. Each class commenced operations on April 14, 2015. The Fund's investment objective is to track, before fees and expenses, the performance of the NASDAQ Exceed Defined Protection Index.
Note 2. Summary of Significant Accounting Policies
These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:
Security Valuation – Exchange-traded securities and over-the-counter securities are valued using the last quoted trade or official closing price, provided by independent pricing services as of the close of trading on the market or exchange for which they are primarily traded, on each Fund business day. In the absence of a sale, such securities are valued at the mean of the last bid and ask price provided by independent pricing services. Non-exchange-traded securities for which quotations are available are valued using the last quoted sales price, or in the absence of a sale, at the mean of the last bid and ask prices provided by independent pricing services. Debt securities may be valued at prices supplied by a fund's pricing agent based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics such as rating, interest rate and maturity. Exchange-traded options for which the last quoted sale price is outside the closing bid and ask price, will be valued at the mean of the closing bid and ask price. Shares of open-end mutual funds are valued at net asset value ("NAV"). Short-term investments that mature in 60 days or less may be valued at amortized cost.
The Fund values its investments at fair value pursuant to procedures adopted by the Trust's Board of Trustees (the "Board") if (1) market quotations are insufficient or not readily available or (2) the advisor believes that the values available are unreliable. The Trust's Valuation Committee, as defined in the Fund's registration statement, performs certain functions as they relate to the administration and oversight of the Fund's valuation procedures. Under these procedures, the Valuation Committee convenes on a regular and ad-hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value.
The Valuation Committee may work with the advisor to provide valuation inputs. In determining fair valuations, inputs may include market-based analytics which may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Advisor inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Valuation Committee performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.
Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security's market price and may not be the price at which the asset may be sold. Fair valuation could result in a different Net Asset Value ("NAV") than a NAV determined by using market quotes.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 — quoted prices in active markets for identical assets and liabilities
Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment

EXCEED DEFINED SHIELD INDEX FUND NOTES TO FINANCIAL STATEMENTS MAY 31, 2016

speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The aggregate value by input level, as of May 31, 2016, for the Fund's investments is included in the Fund's Notes to Schedules of Investments and Call and Put Options Written.
Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Premium is amortized and discount is accreted using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.
Purchased Options – When a fund purchases an option, an amount equal to the premium paid by the fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased.  If an option expires on the stipulated expiration date or if the fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities.
The values of each individual purchased option outstanding as of May 31, 2016, are disclosed in the Fund's Schedule of Investments.
Written Options – When a fund writes an option, an amount equal to the premium received by the fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the fund on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the fund. The fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Written options are non-income producing securities.
The values of each individual written option outstanding as of May 31, 2016, are disclosed in the Fund's Schedule of Call and Put Options Written. Transactions in written options during the period ended May 31, 2016, were as follows:
	Calls		Puts
	Number of		Number of
	Contracts	Premiums	Contracts	Premiums
Options Outstanding, November 30, 2015	(424)	$(50,148)	(424)	$(567,351)
Options written	(955)	(166,901)	(1,906)	(3,102,513)
Options terminated in closing transactions	168	24,643	1,183	1,928,928
Options exercised	-	-	63	38,015
Options expired	155	8,432	3	8
Options Outstanding, May 31, 2016	(1,056)	$(183,974)	(1,081)	$(1,702,913)

Distributions to Shareholders – Distributions to shareholders of net investment income and net capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

EXCEED DEFINED SHIELD INDEX FUND NOTES TO FINANCIAL STATEMENTS MAY 31, 2016

Federal Taxes – The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. The Fund will file a U.S. federal income and excise tax return as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of May 31, 2016, there are no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure.
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.
The Fund's class-specific expenses are charged to the operations of that class of shares. Income and expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on the class' respective net assets to the total net assets of the Fund.
Redemption Fees – A shareholder who redeems or exchanges shares within 30 days of purchase will incur a redemption fee of 1.00% of the current net asset value of shares redeemed or exchanged, subject to certain limitations. The fee is charged for the benefit of the remaining shareholders and will be paid to the Fund to help offset transaction costs. The fee is accounted for as an addition to paid-in capital. The Fund reserves the right to modify the terms of or terminate the fee at any time. There are limited exceptions to the imposition of the redemption fee.
Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.
Offering Costs – Offering costs for the Fund of $102,268 consisted of fees related to the mailing and printing of the initial prospectus, certain startup legal costs, and initial registration filings. Such costs were amortized over a twelve-month period beginning with the commencement of operations of the Fund.
Note 3. Fees and Expenses
Investment Advisor – Exceed Advisory LLC (the "Advisor") is the investment advisor to the Fund. Pursuant to an investment advisory agreement, the Advisor receives an advisory fee from the Fund at an annual rate of 0.90% of the Fund's average daily net assets.
The sub-advisory fee, calculated as a percentage of the Fund's average daily net assets managed by the subadvisor, is paid by the Advisor.
Distribution – Foreside Fund Services, LLC serves as the Fund's distributor (the "Distributor"). The Distributor is not affiliated with the Advisor or Atlantic Fund Administration, LLC (d/b/a Atlantic Fund Services) ("Atlantic") or their affiliates. The Fund has adopted a Distribution Plan (the "Plan") for Investor Shares in accordance with Rule 12b-1 of the Act. Under the Plan, the Fund pays the Distributor and/or any other entity as authorized by the Board a fee of up to 0.25% of the average daily net assets of Investor Shares.
Other Service Providers – Atlantic provides fund accounting, fund administration, compliance and transfer agency services to the Fund. Atlantic also provides certain shareholder report production, and EDGAR conversion and filing services. Atlantic provides a Principal Executive Officer, a Principal Financial Officer, a Chief Compliance Officer, and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.
Trustees and Officers – The Trust pays each independent Trustee an annual retainer fee of $50,000 for service to the Trust ($66,000 for the Chairman). The Vice Chairman and Audit Committee Chairman receive an additional $6,000 annually. The

EXCEED DEFINED SHIELD INDEX FUND NOTES TO FINANCIAL STATEMENTS MAY 31, 2016

Trustees and Chairman may receive additional fees for special Board meetings. Each Trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his duties as a Trustee, including travel and related expenses incurred in attending Board meetings. The amount of Trustees' fees attributable to the Fund is disclosed in the Statement of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.
Note 4. Expense Reimbursements and Fees Waived
The Advisor has contractually agreed to waive a portion of its fees and reimburse expenses to limit total annual fund operating expenses (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, and extraordinary expenses) of Investor Shares to 1.45%, and Institutional Shares to 1.20%, through at least April 1, 2017. Other fund service providers have voluntarily agreed to waive a portion of their fees. The contractual waivers may be changed or eliminated at any time with the consent of the Board and voluntary fee waivers and expense reimbursements may be reduced or eliminated at any time. For the period, fees waived and expenses reimbursed were as follows:

Investment Advisor Fees Waived	Investment Advisory Expenses Reimbursed	Other Waivers	Total Fees Waived and Expenses Reimbursed
$80,186	$70,089	$43,818	$194,093

The Fund may repay the Advisor for fees waived and expenses reimbursed pursuant to the expense cap if such payment is made within three years of the fees waived or expense reimbursement and the resulting expenses do not exceed the expense caps. As of May 31, 2016, the amount of waived fees and reimbursed expenses subject to recapture by the Advisor are as follows:

	Amount of Fees Waived and/or Expenses Reimbursed	Expiration Date to Recoup Fees Waived and/or Expenses Reimbursed	Fees Recouped
November 30, 2015	$235,582	November 30, 2018	$-
May 31, 2016	$150,275	November 30, 2019	$-

Note 5. Security Transactions
The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments during the period ended May 31, 2016, were $26,537,076 and $14,806,260, respectively.
Note 6. Summary of Derivative Activity
The volume of open derivative positions may vary on a daily basis as the Fund transacts derivative contracts in order to achieve the exposure desired by the Advisor. The notional value of activity for the period ended May 31, 2016, for any derivative type that was held during the period is as follows:

Purchased Options	$2,558,389
Written Options	(3,269,414)

The Fund's use of derivatives during the period ended May 31, 2016, was limited to purchased options and written options.

EXCEED DEFINED SHIELD INDEX FUND NOTES TO FINANCIAL STATEMENTS MAY 31, 2016

Following is a summary of the effect of derivatives on the Statement of Assets and Liabilities as of May 31, 2016:

Location:	Equity Contracts
Asset derivatives:
Total investments, at value	$1,768,599
Total asset derivatives	$1,768,599

Liability derivatives:
Call options written, at value	$(196,798)
Put options written, at value	(1,045,252)
Total liability derivatives	$(1,242,050)

Realized and unrealized gains and losses on derivatives contracts during the period ended May 31, 2016, by the Fund are recorded in the following locations on the Statement of Operations:

Location:	Equity Contracts
Net realized gain (loss) on:
Investments	$(842,014)
Written options	776,564
Total net realized gain	$(65,450)

Net change in unrealized appreciation (depreciation) on:
Investments	$43,893
Written options	531,522
Total net change in unrealized appreciation (depreciation)	$575,415

Asset (Liability) amounts shown in the table below represent amounts for derivative related investments at May 31, 2016. These amounts may be collateralized by cash or financial instruments.

	Gross Asset (Liability) as Presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged**	Cash Collateral (Received) Pledged**	Net Amount
Assets:
Over-the-counter derivatives*	$1,768,599	$-	$-	$1,768,599
Liabilities:
Over-the-counter derivatives*	(1,242,050)	1,242,050	-	-

*
Over-the-counter derivatives may consist of purchased and written options contracts. The amounts disclosed above represent the exposure to one or more counterparties. For further detail on individual derivative contracts and the corresponding unrealized appreciation (depreciation), see the Schedules of Investments and Call and Put Options Written.

**
The actual financial instruments and cash collateral (received) pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statement of Assets and Liabilities.

Note 7. Federal Income Tax
As of November 30, 2015, distributable earnings (accumulated loss) on a tax basis were as follows:

Undistributed Ordinary Income	$12,486
Unrealized Appreciation	22,819
Total	$35,305

Note 8. Subsequent Events
Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact and the Fund has had no such events.

EXCEED DEFINED SHIELD INDEX FUND ADDITIONAL INFORMATION MAY 31, 2016

Proxy Voting Information
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling (844) 800-5092 and on the U.S. Securities and Exchange Commission's (the "SEC") website at www.sec.gov. The Fund's proxy voting record for the period from the Fund's commencement of operations to June 30 is available, without charge and upon request, by calling (844) 800-5092 and on the SEC's website at www.sec.gov.
Availability of Quarterly Portfolio Schedules
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These filings are available, without charge and upon request on the SEC's website at www.sec.gov or may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, 12b-1 fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2015, through May 31, 2016.
Actual Expenses – The first line under each share class of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes – The second line under each share class of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid	Annualized
	December 1, 2015	May 31, 2016	During Period*	Expense Ratio*
Investor Shares
Actual	$1,000.00	$982.09	$7.19	1.45%
Hypothetical (5% return before taxes)	$1,000.00	$1,017.75	$7.31	1.45%
Institutional Shares
Actual	$1,000.00	$983.12	$5.95	1.20%
Hypothetical (5% return before taxes)	$1,000.00	$1,019.00	$6.06	1.20%

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fical half-year divided by 366 to reflect the half-year period.

EXCEED INVESTMENTS

INVESTMENT ADVISOR

Exceed Advisory LLC
28 West 44th Street, 16th Floor
New York, New York 10036
www.exceedinvestments.com

TRANSFER AGENT

Atlantic Fund Services
P.O. Box 588
Portland, Maine 04112
(844) 800-5092 (Toll Free)
www.atlanticfundservices.com

DISTRIBUTOR

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's risks, objectives, fees and expenses experience of its management, and other information.

226-SAR-0516

ITEM 2. CODE OF ETHICS.
Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable

ITEM 6. INVESTMENTS.
(a)	Included as part of report to shareholders under Item 1.
(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the board of trustees from shareholders.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
 (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)  Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002. (Exhibits filed herewith)

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002. (Exhibit filed herewith)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Forum Funds

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer
Date	06/20/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer
Date	06/20/16

By	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer
Date	06/20/16